Consolidated statements of changes in equity (deficit) (Parenthetical) - USD ($)	9 Months Ended
	May 31, 2026	May 31, 2025
Consolidated statements of changes in equity (deficit)
Transaction costs	$ 1,072,258	$ 1,891,037